Long-term debt - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Short-term debt	$ 427.3	$ 1,213.9
Interest on long-term debt	$ 76.5	$ 71.8